SIGNIFICANT ACCOUNTING POLICIES - Schedule of weighted average remaining lease term and discount rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Weighted-average remaining lease term	3 years 8 months 12 days	4 years 2 months 12 days
Weighted-average discount rate	4.10%	3.80%